Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consisted of the following as of March 28, 2015 and December 27, 2014:

	March 28, 2015	December 27, 2014
Aggregate stockpiles	$90,000	$88,211
Finished goods	18,355	8,826
Work in process	2,065	1,801
Raw materials	22,887	12,715

Total	$133,307	$111,553

Inventories consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Aggregate stockpiles	$88,211	$70,300
Finished goods	8,826	11,207
Work in process	1,801	2,623
Raw materials	12,715	12,302

Total	$111,553	$96,432